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                               JOHN HANCOCK TRUST
                               601 CONGRESS STREET
                           BOSTON, MASSACHUSETTS 02210


                                December 7, 2007


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:        Rule 461 Request for Acceleration of Effective Date
           John Hancock Trust
           Post-Effective Amendment No. 77 (File. No. 002-94157)
           -----------------------------------------------------


Ladies and Gentlemen:


         Pursuant to Rule 461 under the Securities Act of 1933, John Hancock Trust ("Trust"), the registrant with respect to the above-referenced Post-Effective Amendment No. 77 (the "Amendment"), and John Hancock Distributors, LLC, the distributor of the Trust, hereby requests acceleration of the effective date of the Amendment and that it be declared effective at 9:00 a.m. on December 26, 2007 or as soon as practicable thereafter.


         In connection with this request, we acknowledge the following:

                  1. Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

                  2. The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

                  3. The Trust may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                        Very truly yours,

                                        JOHN HANCOCK TRUST

                                        /s/  David D. Barr
                                        -------------------------------
                                        David D. Barr
                                        Counsel and Assistant Secretary

                                        JOHN HANCOCK DISTRIBUTORS, LLC

                                        /s/ Jeffrey H. Long
                                        Jeffrey H. Long
                                        Chief Financial Officer